Debt - Fair Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,917,433	$ 4,137,506
Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	2,701,401
Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	2,672,786
Securitization debt 2017-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	360,107
Securitization debt 2017-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	357,991
Securitization debt 2018-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	319,553
Securitization debt 2018-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	310,995
SFR JV-1 securitization debt 2019-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	337,074
SFR JV-1 securitization debt 2019-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	327,424
SFR JV-1 securitization debt 2020-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	549,321
SFR JV-1 securitization debt 2020-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	544,964
SFR JV-1 securitization debt 2021-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	680,405
SFR JV-1 securitization debt 2021-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	673,653
Securitization debt 2020-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	428,360
Securitization debt 2020-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	431,684
Mortgage | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	12,218
Mortgage | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	12,113
Corporate office mortgages | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	14,363
Corporate office mortgages | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,962